Pensions and Other Post-Employment Benefits - Summary of Pension and OPEB Costs (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pension Benefits
Disclosure of defined benefit plans [line items]
Current Service Costs	$ 16	$ 16	$ 13
Past Service Costs - Curtailments and Plan Amendments	0	(1)	0
Interest Costs (2)	3	3	3
Re-measurements:
Return on Plan Assets (Excluding Interest Income)	26	(9)	(5)
(Gains) Losses From Experience Adjustments	1	4	1
(Gains) Losses From Changes in Demographic Assumptions	0	(1)	0
(Gains) Losses From Changes in Financial Assumptions	(64)	(18)	15
Defined Benefit Plan Cost (Recovery)	(18)	(6)	27
Defined Contribution Plan Cost (1)	72	68	22
Total Plan Cost	54	62	49
OPEB
Disclosure of defined benefit plans [line items]
Current Service Costs	8	9	1
Past Service Costs - Curtailments and Plan Amendments	0	(3)	0
Interest Costs (2)	7	6	0
Re-measurements:
Return on Plan Assets (Excluding Interest Income)	0	0	0
(Gains) Losses From Experience Adjustments	(2)	10	(2)
(Gains) Losses From Changes in Demographic Assumptions	0	(3)	0
(Gains) Losses From Changes in Financial Assumptions	(57)	(30)	1
Defined Benefit Plan Cost (Recovery)	(44)	(11)	0
Defined Contribution Plan Cost (1)	0	0	0
Total Plan Cost	$ (44)	$ (11)	$ 0